Business Combinations - Summary of Consideration Transferred in business combination (Detail) - Dec. 31, 2023 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
ITGEU [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 50,368
Cash	83,482
ITGEU [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	50,368
SER [Member]
Disclosure of detailed information about business combination [line items]
Cash	217,919
Cash	217,919
SER [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	217,919
Hirschmann [member]
Disclosure of detailed information about business combination [line items]
Cash	1,342,602	$ 43,847
Cash	2,011,448	65,691
Hirschmann [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 2,016,595
Cash		$ 65,859